Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
C000264087
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Liberty One Defensive Dividend Growth ETF
C000264088
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Liberty One Spectrum ETF
C000264089
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Liberty One Tactical Income ETF
Without Sales Load [Member] | C000264087
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%
Without Sales Load [Member] | C000264088
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%
Without Sales Load [Member] | C000264089
Average Annual Return [Line Items]
Average Annual Return, Percent	5.79%
Morningstar North America Defensive Sectors NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar North America Defensive Sectors NR USD
Average Annual Return, Percent	14.35%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	18.61%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	6.42%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.54%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.36%